Average Annual Total Returns - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio	Apr. 29, 2024
VIP Overseas Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.55%
Past 5 years	9.99%
Past 10 years	4.91%
VIP Overseas Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.41%
Past 5 years	9.87%
Past 10 years	4.80%
VIP Overseas Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	20.22%
Past 5 years	9.71%
Past 10 years	4.65%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%